EQUITY	6 Months Ended
Jun. 30, 2025
Class of Stock [Line Items]
EQUITY	EQUITY
Issued Common Stock
The Company has two classes of ownership interests:
(1)Class A common stock, which shares are traded on Nasdaq and the TSX under the ticker “GLXY,” and
(2)Class B common stock, which shares are held by Galaxy Group Investments LLC, an entity controlled by our founder and CEO, current and former employees of GDH LP as part of the GDH LP employee compensation plan and certain former shareholders. Shares of Class B common stock do not entitle holders to economic returns in the Company.
GDH LP has one class of LP Units, which are held by the Company and the holders of the Class B common stock.
Under the terms of the LPA, LP Units are exchangeable for the Company’s Class A common stock on a one-for-one basis subject to certain limitations and customary adjustments for stock splits, stock dividends and other similar transactions. On receipt of a request to exchange, the Company, as the general partner, cancels the (1) LP Unit(s) and (2) the share(s) of Class B Common Stock, and issues a corresponding amount of Class A common stock. Upon such exchange, GDH LP issues an equivalent number of LP Units to the Company. Alternatively, at the election of the Company, it may deliver cash in an amount of equivalent value in lieu of the Company’s Class A common stock to an exchanging LP Unitholder.
During the three and six months ended June 30, 2025, a total of 11,977,011 shares of Class B common stock were cancelled in connection with exchanges of LP Units for shares of Class A common stock.
During the three and six months ended June 30, 2025 and June 30, 2024, there were tax-related distributions of $30.4 million, $39.9 million, $9.0 million and $45.7 million, respectively, made for the purpose of covering GDH LP Unitholders’ tax expense due to 2025 and 2024 taxable income. The majority of the recipients of the tax distributions are related parties. See Note 21 for further information on related party transactions.
The Company issues shares of Class A common stock on the exercise of stock options and the vesting and settlement of restricted share units. Shares of Class A common stock may also be cancelled in association with withholding obligations on vested and settled restricted share units.
Public Offering
Subsequent to the Reorganization Transactions, the Company and certain selling stockholders sold 35,980,967 shares of Class A common stock in an underwritten public offering, of which 26,400,000 were sold by the Company and 9,227,011 were sold by the selling stockholders upon their exchange of shares of Class B common stock and corresponding LP Units for shares of Class A common stock, at an offering price of $19.00 per share. Proceeds to the Company from the offering were approximately $477.8 million after deducting underwriting discounts and offering costs. The Company did not receive any proceeds from the sale of Class A common stock by the selling stockholders.
Unit Holders of GDH LP
Prior to the Reorganization Transactions, the Company had two classes of ownership interests, representing limited partner interests:
(1)GDH LP Class A Units, which were subdivided into GDH LP A-1 Units, all of which were held by GDH Ltd., and GDH LP A-2 Units, all of which were held indirectly by GDH Ltd., through GDH Ltd.’s wholly owned U.S. subsidiary, GDH Intermediate LLC; and
(2)GDH LP Class B Units, all of which were held by GGI, employees of GDH LP as part of the GDH LP employee compensation plan and certain former shareholders.
The GDH LP Class A Units and GDH LP Class B Units ranked pari passu to all distributions from GDH LP. Pursuant to the Reorganization Transactions, GDH LP has one class of ownership interest, representing limited partner interests. See Note 1 for a description of the Reorganization Transactions.
STOCKHOLDER’S EQUITYThe Corporation is authorized to issue 1,000 shares of Common Stock, par value $0.01 per share. On April 23, 2021, the Corporation issued 100 shares of Common Stock to GDHL in exchange for a nominal amount of cash. In September 2023, the Corporation was capitalized with additional funds for the Corporation to cover banking fees.
Galaxy Digital Services, LP
Class of Stock [Line Items]
EQUITY	EQUITY
Issued Unit holders’ Capital
GDH LP has two classes of ownership interests, representing limited partner interests:
(1)GDH LP Class A Units, which are subdivided into GDH LP A-1 Units, all of which are held by GDH Ltd., and GDH LP A-2 Units, all of which are held indirectly by GDH Ltd., through GDH Ltd.’s wholly owned U.S. subsidiary, GDH Intermediate LLC; and
(2)GDH LP Class B Units, all of which are held by GGI, employees of GDH LP as part of the GDH LP employee compensation plan and certain former shareholders.
The GDH LP Class A Units and GDH LP Class B Units rank pari passu to all distributions from GDH LP.
Under the terms of the LPA, GDH LP Class B Units are exchangeable for GDH Ltd. shares on a one-for-one basis subject to certain limitations and customary adjustments for stock splits, stock dividends and other similar transactions. On receipt of a request to exchange, the Company or the General Partner cancels the Class B Units and causes GDH Ltd. to issue ordinary shares. In addition, GDH LP issues Class A Units to GDH Ltd. for the same amount of ordinary shares issued by GDH Ltd. Alternatively at the election of the General Partner, GDH LP may deliver an amount of cash in lieu of GDH Ltd. shares to an exchanging GDH LP Class B Unit holder.
The business of GDH LP is conducted by its General Partner who will be liable for all debts and obligations of the exempted limited partnership to the extent the Company has insufficient assets. As a general matter, a limited partner of GDH LP will not be liable for the debts and obligations of the exempted limited partnership except in narrow circumstances including (i) if such limited partner becomes involved in the conduct of GDH LP’s business and holds himself out as a general partner to third parties or (ii) if such limited partner is obliged pursuant to the Cayman Exempted Limited Partnerships Act to return a distribution made to it where the exempted limited partnership is insolvent and the limited partner has actual knowledge of such insolvency at that time.
Private Investment in Public Equity (“PIPE”)
On November 12, 2020, GDH Ltd. closed a PIPE of $50 million of aggregate gross proceeds. As part of the PIPE, GDH Ltd. issued 19,070,000 shares and 4,767,500 warrants. Each warrant was exercisable into an ordinary share of GDH Ltd. for a term of two years from the date of issuance at an exercise price of C$8.25. Under the terms of the LPA, the Company will issue a Class A Unit for each GDH Ltd. common share issued and any liability associated with the warrant will be pushed down to the Company. The gain / (loss) recognized in the Company’s consolidated statements of operations for the years ended December 31, 2024, 2023, and 2022 was $0, $0 and $20.3 million, respectively. All the warrants expired in November 2022.
Issued Capital
Class A Units
During the years ended December 31, 2024, 2023, and 2022, the Company issued 20,110,850; 8,709,592; and 14,131,494 Class A Units, respectively, to GDH Ltd. on exchange of Class B Units, exercise of stock options, restricted share units vesting, warrant exercise, as a result of a capital raise, and as consideration for business combinations.
On April 12, 2024, the GDH Ltd. issued 12,100,000 ordinary shares to a syndicate of underwriters including Jefferies Securities Inc. and Stifel Nicolaus Canada Inc. (collectively, the “Underwriters”). The Underwriters purchased the shares at a price of C$14.00 per ordinary share for gross proceeds of C$169.4 million in an underwritten block trade. An equivalent number of Class A Units of GDH LP were issued to GDH Ltd.
On July 18, 2024, the Company acquired the assets of CMF. Initial consideration included $3.5 million of equity. On August 9, 2024, GDH LP issued 359,919 Class A Units in connection with this acquisition. On February 28, 2025, an additional 76,573 Class A Units were issued as milestone consideration. On December 9, 2024, the Company acquired the shares of Fierce. Initial consideration included $8.3 million of equity. GDH LP issued 427,723 Class A Units in connection with the acquisition this acquisition. Refer to Note 3 for additional information regarding acquisitions.
Ordinary share repurchase and cancellations
The Company cancelled 1,832,402; 4,221,799; and 10,870,449 Class A units during the years ended December 31, 2024, 2023 and 2022, respectively primarily in association with withholding obligations on exercised stock options and vested restricted share units, as well as the normal course issuer bid in 2023 and 2022.
On May 26, 2023, GDH Ltd. announced that the TSX approved the Company's plan to commence a normal course issuer bid to purchase up to 10,056,193 ordinary shares (10% of the Company's public float as of May 19, 2023). GDH Ltd. repurchased a total of 1,248,900 ordinary shares for a total cost of $4.3 million under the plan during the year ended December 31, 2023. No shares were repurchased during the year ended December 31, 2024. All the repurchased shares of GDH Ltd. and the equivalent number of Class A Units in the Company were cancelled. The Company completed its normal course issuer bid program on May 30, 2024.
On May 16, 2022, GDH Ltd. announced that the TSX approved the Company's plan to commence a normal course issuer bid to purchase up to 10,596,720 ordinary shares (10% of the Company's public float as of May 10, 2022). GDH Ltd. began repurchasing shares on May 18, 2022. The Company completed its normal course issuer bid program on October 24, 2022. As of December 31, 2022, GDH Ltd. repurchased a total of 10,596,720 shares for a total cost of $53.3 million. All repurchased shares of GDH Ltd. and the equivalent number of Class A Units in the Company were cancelled.
Class B Units
During the years ended December 31, 2024, 2023, and 2022, there were 81,357; 30,121; and 10,055,909 of Class B Units exchanged for ordinary shares of GDH Ltd, respectively. During the year ended December 31, 2022, there were 2,671,350 Class B units redeemed for $8.0 million. No Class B units were redeemed during the years ended December 31, 2024 and 2023.
As of December 31, 2024, 2023, and 2022, there were 127,577,780; 109,299,332; and 104,811,539 Class A Units outstanding, respectively, and 215,862,343; 215,928,474; and 215,943,369 Class B Units outstanding, respectively. The change in Class A units during the year ended December 31, 2024, 2023 and 2022 was due to exchanges of Class B Units for ordinary shares of GDH Ltd. (and into Class A Units of GDH LP), issuance of Class A Units on exercise of options, issuance of Class A Units as a result of a capital raise, issuance of Class A Units as a result of warrant exercises, and issuance of Class A Units as consideration for business combinations.
Distributions
During the years ended December 31, 2024, 2023 and 2022 there were tax related distributions of $55.3 million, $22.4 million, and $184.3 million, respectively, made for the purpose of covering unit holders’ tax expense due to 2024, 2023 and 2022 taxable income. The majority of the recipients of the tax distributions are related parties. See Note 22 for further information on related party transactions.